Organization and Summary of Significant Accounting Policies (Details 15) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 18,944	$ 31,762	$ 19,772
Foreign currency translation	3,268	3,995	1,978
Accumulated other comprehensive loss, total	$ 22,212	$ 35,757	$ 21,750